UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., CALIFORNIA MONEY MARKET FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING MARCH 31, 2004



[LOGO OF USAA]
   USAA(R)

                      USAA CALIFORNIA
                             MONEY MARKET Fund

                                [GRAPHIC OF USAA CALIFORNIA MONEY MARKET FUND]

                      A n n u a l   R e p o r t

--------------------------------------------------------------------------------
    MARCH 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                     2

INVESTMENT OVERVIEW & MANAGER`S COMMENTARY                                     5

FINANCIAL INFORMATION

    Distributions to Shareholders                                             13

    Independent Auditor's Report                                              14

    Portfolio of Investments                                                  15

    Notes to Portfolio of Investments                                         21

    Financial Statements                                                      22

    Notes to Financial Statements                                             25

DIRECTORS' AND OFFICERS' INFORMATION                                          32

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                                 USAA'S FIXED-INCOME
                                                    FUNDS RECEIVED
[PHOTO OF CHRISTOPHER W. CLAUS]                  LIPPER'S FUND AWARD
                                                 FOR BEST BOND GROUP
                                                     IN AMERICA.

                                                          "

--------------------------------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]

USAA BOND FUNDS NAMED BEST BOND GROUP 2004.

I'm proud to inform you that USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall 3-, 5-, and 10-year period ending December 31, 2003. The award was given by Lipper, a leading global provider of mutual fund information and analysis, in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

Our team of managers, analysts, and traders has consistently delivered "best-in-class" performance by concentrating on risk management and having a disciplined approach to the interest-rate environment and income accumulation. And our funds have some of the most competitive fees in the industry.

Our attention is focused on the improving U.S. economy. During the last several weeks, we have seen an increase in job creation and hints of inflation, suggesting the Federal Reserve Board (the Fed) may start to consider raising short-term interest rates. Although many Fed watchers believe that rate increases will begin after this year's presidential election, some investors have begun to speculate that Fed tightening will start earlier than expected.

Whatever the timing, we believe short-term interest rates are headed upward, and have positioned our bond portfolios accordingly. Our strategy is twofold. We continue to work hard at generating high current income, which is critical to long-term total return. Simultaneously, we look to limit potential share volatility. Once short-term interest rates start to rise, money market yields will increase while bond prices - and share prices - will fall. To manage the impact of a rate increase on

 . . . C O N T I N U E D
========================--------------------------------------------------------

the share price of a bond fund, we seek advantageous points along the yield curve that will allow us to balance income with the potential for share price volatility.

Over the last decade, USAA's fixed-income team has demonstrated its ability to read the bond market and manage the interest-rate cycle while providing excellent risk-adjusted rates of return. As the Lipper award indicates, we have consistently provided our shareholders with some of the best returns in the business; we remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

We will continue to work hard to provide you with compelling reasons to invest at USAA - including our market-tested portfolio management team, best-in-class performance, outstanding service, and no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees.

For all of us at USAA, thank you for your continuing faith and trust in us.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE
FUND.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality California tax-exempt securities with maturities of 397 days or less.

--------------------------------------------------------------------------------
                                        3/31/04                     3/31/03
--------------------------------------------------------------------------------
Net Assets                           $466.3 Million             $482.6 Million
Net Asset Value Per Share                 $1.00                      $1.00

--------------------------------------------------------------------------------
                                        3/31/04                     3/31/03
--------------------------------------------------------------------------------
Dollar-Weighted Average
  Portfolio Maturity                    41 Days                     30 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/04
--------------------------------------------------------------------------------

1 YEAR              5 YEARS                  10 YEARS                7-DAY YIELD
0.64%                1.99%                     2.61%                     0.57%

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

          7-DAY YIELD COMPARISON

    [CHART OF 7-DAY YIELD COMPARISON]

             USAA CALIFORNIA
               MONEY MARKET
                  FUND        IMONEYNET AVERAGE
             ---------------  -----------------
 3/31/2003        0.97%            0.65%
 4/28/2003        1.04             0.79
 5/26/2003        0.91             0.67
 6/30/2003        0.66             0.50
 7/28/2003        0.51             0.35
 8/25/2003        0.49             0.32
 9/29/2003        0.67             0.47
10/27/2003        0.59             0.40
11/24/2003        0.70             0.51
12/29/2003        0.73             0.58
 1/26/2004        0.52             0.40
 2/23/2004        0.54             0.39
 3/29/2004        0.56             0.44

               [END CHART]

                     DATA REPRESENT THE LAST MONDAY OF EACH MONTH. ENDING DATE 3/29/04.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. All State Specific California SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF REGINA G. SHAFER]         REGINA G. SHAFER, CFA
                                    USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2003, TO MARCH 31, 2004?

                 The USAA California Money Market Fund performed well for the year ending March 31, 2004. For that time period, the Fund ranked 15 out of 70 California tax-exempt money market funds, according to iMoneyNet, Inc. The Fund had a return of 0.64%, above the average return for the category of 0.47%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 The Federal Reserve Board (the Fed) has left rates unchanged since June 2003 when it lowered the federal funds rate (the rate charged to banks for overnight loans) to 1%. The June ease was the 13th since January 2001 for a total decrease of 5.5%. The economy began to respond to the financial stimulus of low short-term financing, reduced tax rates, and deficit spending. Even so, inflation remained under control because producers lacked the power to raise the price of finished goods.

                 During the last 12 months, the interest rate on one-year tax-exempt notes averaged 1.08%, according to the Bond Buyer

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 THE BOND BUYER ONE-YEAR NOTE INDEX IS BASED ON ESTIMATED YIELDS FOR THEORETICAL NEW ONE-YEAR NOTE ISSUES FROM 10 STATE AND LOCAL ISSUERS: CALIFORNIA, COLORADO, IDAHO, LOS ANGELES COUNTY, MICHIGAN, NEW JERSEY, NEW YORK CITY, PENNSYLVANIA, TEXAS, AND WISCONSIN. THE INDEX IS AN UNWEIGHTED AVERAGE OF THE AVERAGE ESTIMATED BID-SIDE YIELDS FOR THE 10 ISSUES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 One-Year Note Index. Yields on variable-rate demand notes (VRDNs) averaged 1.00% during the same period; although they were rather volatile, moving as high as 1.36% and low as 0.70%. Yields on one-year notes and VRDNs ended the period at 1.03%.

WHAT ARE THE CONDITIONS IN THE STATE OF CALIFORNIA?

                 Since our last report, California has faced additional ratings downgrades. The state is now rated Baa1, BBB (positive outlook), and BBB (negative outlook) by Moody's Investors Service, Standard & Poor's Ratings, and Fitch Ratings, respectively. However, when voters approved Proposition 57 in March 2003, it was a step in the right direction. If the state is to put its fiscal house back in order, it must resolve the significant mismatch between revenues and expenditures. All state of California general obligation debt held in the Fund is guaranteed by bank letters of credit.

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We sought competitive yields while preserving shareholder capital and liquidity. The portfolio primarily consisted of a mix of notes, commercial paper, and VRDNs, which comprised the largest portion of the portfolio. The VRDNs helped us manage the competing demands of income and price stability. They possess a demand feature that allows the owner to sell the bonds back to the issuer at par (100% of face value) with a notice of seven days or less. Because they reset daily or weekly, VRDNs react very quickly to changes in short-term interest rates. They also exhibit low price volatility because of the short time between interest-rate adjustments and demand periods.

                 We also continued to place a strong emphasis on credit research and analysis. Our team of analysts evaluates money market securities regularly and reviews each purchase. We continued to avoid issues subject to the alternative minimum tax.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT IS THE OUTLOOK?

                 We believe the Fed will remain on the sidelines until the economic recovery is sustainable. However, mixed economic news is likely to keep short-term rates volatile. We continue to position the portfolio to preserve capital and maximize return. Once interest rates begin to rise, we expect our position in VRDNs will help us capture higher yields.

                 We appreciate your trust and continue to work hard on your behalf.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

--------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
--------------------------------------------

Hospital                               15.4%

General Obligation                     14.8%

Electric Utilities                     12.5%

Appropriated Debt                      11.6%

Water/Sewer Utility                     8.5%

Special Assessment/Tax/Fee              5.6%

Multifamily Housing                     5.0%

Community Service                       4.8%

Diversified Banks                       4.4%

Real Estate Tax/Fee                     3.3%
--------------------------------------------

 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------

          PORTFOLIO RATINGS MIX
                 3/31/04

   [PIE CHART OF PORTFOLIO RATINGS MIX]

Variable-Rate Demand Notes            76.8%
Fixed-Rate Instruments                20.3%
Put Bonds                              2.8%

                 [END CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 15-20.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

     CUMULATIVE PERFORMANCE OF $10,000

[CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                USAA CALIFORNIA
                                 MONEY MARKET
                                     FUND
                                ---------------
03/31/94                          $10,000.00
04/30/94                           10,017.04
05/31/94                           10,039.02
06/30/94                           10,058.14
07/31/94                           10,076.79
08/31/94                           10,100.95
09/30/94                           10,125.00
10/31/94                           10,149.50
11/30/94                           10,175.72
12/31/94                           10,205.62
01/31/95                           10,234.45
02/28/95                           10,262.66
03/31/95                           10,294.34
04/30/95                           10,324.11
05/31/95                           10,360.91
06/30/95                           10,391.09
07/31/95                           10,421.19
08/31/95                           10,452.22
09/30/95                           10,482.08
10/31/95                           10,514.55
11/30/95                           10,545.84
12/31/95                           10,577.09
01/31/96                           10,609.25
02/29/96                           10,636.62
03/31/96                           10,662.90
04/30/96                           10,693.05
05/31/96                           10,723.92
06/30/96                           10,749.44
07/31/96                           10,777.44
08/31/96                           10,806.04
09/30/96                           10,835.62
10/31/96                           10,864.73
11/30/96                           10,891.69
12/31/96                           10,923.34
01/31/97                           10,952.02
02/28/97                           10,978.90
03/31/97                           11,006.95
04/30/97                           11,037.78
05/31/97                           11,070.13
06/30/97                           11,102.76
07/31/97                           11,133.36
08/31/97                           11,160.91
09/30/97                           11,193.60
10/31/97                           11,224.79
11/30/97                           11,254.47
12/31/97                           11,289.40
01/31/98                           11,318.76
02/28/98                           11,345.70
03/31/98                           11,375.80
04/30/98                           11,409.18
05/31/98                           11,441.02
06/30/98                           11,474.49
07/31/98                           11,503.99
08/31/98                           11,532.00
09/30/98                           11,561.46
10/31/98                           11,589.87
11/30/98                           11,618.39
12/31/98                           11,646.98
01/31/99                           11,672.00
02/28/99                           11,692.40
03/31/99                           11,719.90
04/30/99                           11,746.24
05/31/99                           11,773.92
06/30/99                           11,804.00
07/31/99                           11,828.93
08/31/99                           11,856.74
09/30/99                           11,884.01
10/31/99                           11,910.37
11/30/99                           11,942.99
12/31/99                           11,974.96
01/31/00                           12,002.46
02/29/00                           12,026.89
03/31/00                           12,056.35
04/30/00                           12,085.64
05/31/00                           12,128.91
06/30/00                           12,163.93
07/31/00                           12,198.81
08/31/00                           12,233.79
09/30/00                           12,266.13
10/31/00                           12,302.81
11/30/00                           12,341.11
12/31/00                           12,374.82
01/31/01                           12,403.34
02/28/01                           12,430.13
03/31/01                           12,455.46
04/30/01                           12,491.79
05/31/01                           12,524.29
06/30/01                           12,550.39
07/31/01                           12,577.31
08/31/01                           12,599.30
09/30/01                           12,618.74
10/31/01                           12,641.28
11/30/01                           12,659.46
12/31/01                           12,673.01
01/31/02                           12,685.22
02/28/02                           12,696.82
03/31/02                           12,708.98
04/30/02                           12,722.12
05/31/02                           12,737.07
06/30/02                           12,748.05
07/31/02                           12,759.90
08/31/02                           12,772.90
09/30/02                           12,784.90
10/31/02                           12,800.05
11/30/02                           12,813.83
12/31/02                           12,824.90
01/31/03                           12,834.52
02/28/03                           12,843.28
03/31/03                           12,852.78
04/30/03                           12,862.76
05/31/03                           12,873.56
06/30/03                           12,880.83
07/31/03                           12,885.99
08/31/03                           12,891.44
09/30/03                           12,897.39
10/31/03                           12,904.36
11/30/03                           12,911.14
12/31/03                           12,918.57
01/31/04                           12,924.54
02/29/04                           12,929.78
03/31/04                           12,935.42

                   [END CHART]

                       DATA FROM 3/31/94 THROUGH 3/31/04.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA California Money Market Fund.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA CALIFORNIA MONEY MARKET FUND

                 The Fund completed its fiscal year on March 31, 2004. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2004.

14

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

USAA CALIFORNIA MONEY MARKET FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA California Money Market Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA California Money Market Fund as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ ERNST & YOUNG LLP

         San Antonio, Texas
         May 7, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (LIQ)     Enhanced by a bank or nonbank liquidity agreement.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 COP       Certificate of Participation

                 CP        Commercial Paper

                 GO        General Obligation

                 IDA       Industrial Development Authority/Agency

                 IDRB      Industrial Development Revenue Bond

                 MERLOT    Municipal Exempt Receipts - Liquidity Optional Tender

                 MFH       Multifamily Housing

                 MLO       Municipal Lease Obligation

                 PCRB      Pollution Control Revenue Bond

                 RAN       Revenue Anticipation Note

                 RB        Revenue Bond

                 TRAN      Tax Revenue Anticipation Note

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                       COUPON          FINAL
   AMOUNT     SECURITY                                            RATE       MATURITY       VALUE
-------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (76.8%)

              CALIFORNIA (74.7%)
$   5,600     Alameda Contra Costa Schools Financing
                Auth. COP (MLO), Series B (LOC)                   1.03%     7/01/2023    $ 5,600
    9,000     Alameda County IDA RB, Series 1994                  1.29      6/01/2004      9,000
    3,100     Apple Valley COP (MLO),
                Series 2001 (LOC)                                 1.10      9/01/2015      3,100
    1,000     Association of Bay Area Governments
                Finance Auth. RB, Series 2002 (LOC)               1.14     11/15/2031      1,000
    9,690     Beaumont Utility Auth. RB,
                Series 2001A (NBGA)                               1.11      9/01/2041      9,690
   15,500     Chula Vista IDRB, Series 1996A                      1.30      7/01/2021     15,500
   11,000     Corona MFH RB, Series 1985B (NBGA)(a)               1.02      2/01/2023     11,000
    1,335     Davis Community Facilities District RB,
                Series 2000 (LOC)                                 1.03      9/01/2024      1,335
    1,950     Duarte COP (MLO), Series A (NBGA)                   2.00      7/01/2022      1,950
    4,300     Educational Facilities Auth. RB,
                Series 1998A (LOC)                                1.05     12/01/2028      4,300
    4,000     Fremont COP (MLO), Series 1991 (LOC)                1.05      8/01/2022      4,000
    5,055     Hacienda La Puente Unified School
                District COP (MLO) (LOC)                          1.40     10/01/2009      5,055
      570     Hanford 1997 COP (MLO) (LOC)                        1.45      3/01/2008        570
    5,655     Hanford Sewer System RB,
                Series 1996A (LOC)                                1.45      4/01/2023      5,655
    8,000     Health Facilities Financing Auth. RB,
                Series 1994                                       1.00     10/01/2024      8,000
              Infrastructure and Economic Development Bank RB,
   12,800       Series 2000A (LIQ)(INS)                           1.05      4/01/2008     12,800
    6,100       Series 2001 (LOC)                                 1.10     10/01/2027      6,100
    7,000       Series 2002 (LIQ)(INS)                            1.01      7/01/2032      7,000
              Irvine Improvement Bonds,
    2,545       Assessment District 87-8 (LOC)                    1.10      9/02/2024      2,545
    5,900       Assessment District 97-16 (LOC)                   1.10      9/02/2022      5,900
   11,915     Irvine Public Facilities and
                Infrastructure Auth. RB (MLO),
                Series 1985 (LOC)                                 1.10     11/01/2010     11,915
    1,600     Irvine Ranch Water District Consolidated Bonds,
                Series 1993 (LOC)                                 1.10      4/01/2033      1,600
    3,290     Lemoore COP (MLO), Series 1995 (LOC)                2.00     11/01/2020      3,290
    8,980     Loma Linda Water RB, Series 1995 (LOC)              1.45      6/01/2025      8,980

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                       COUPON          FINAL
   AMOUNT     SECURITY                                            RATE       MATURITY       VALUE
-------------------------------------------------------------------------------------------------
$  12,905     Long Beach Health Facility RB, Series 1991          1.00%    10/01/2016    $ 12,905
   20,490     Los Angeles Senior COP (MLO)
                Series 2000, MERLOT
                Series 2000 NN (LIQ)(INS)(a)                      1.25     11/01/2031      20,490
    3,900     Monrovia Redevelopment Agency COP,
                Series 1984 (NBGA)                                1.05     12/01/2014       3,900
    8,115     Moreno Valley COP (MLO),
                Series 1997 (NBGA)                                1.05      6/01/2027       8,115
    2,260     Novato MFH RB, Series 2002 (LOC)                    1.04     10/01/2032       2,260
    3,000     Oakland RB, Series 1999A, MERLOT
                Series 2000M (LIQ)(INS)(a)                        1.05      1/01/2029       3,000
    2,400     Ontario Redevelopment Agency Housing
                Financing RB, Series 1997A (NBGA)                 1.03      9/01/2027       2,400
              Orange County Improvement Bonds,
    5,100       District 01-1, Series 2003A (LOC)                 1.10      9/02/2033       5,100
    1,677       District 88-1 (LOC)                               1.12      9/02/2018       1,677
    8,900     Riverside County COP (MLO),
                Series 1985A (LOC)                                1.00     12/01/2015       8,900
    1,400     San Diego County COP (LOC)                          1.10      1/01/2023       1,400
    6,825     San Diego County COP (LOC)                          1.05     12/01/2028       6,825
              Santa Clara County El Camino Hospital
                District Hospital Facilities Auth. RB (MLO),
    1,200       Series A (LOC)                                    1.03      8/01/2015       1,200
    8,725       Series B (LOC)                                    1.03      8/01/2015       8,725
    1,800     Santa Clara County Housing Auth. MFH RB,
                Series 2003A (LOC)                                1.00      7/01/2033       1,800
   18,300     State Department of Water Resources RB,
                Series 2002C-7 (LIQ)(INS)                         1.05      5/01/2022      18,300
              State Financing Auth. PCRB,
    6,000       Series 1993 (LOC)                                 1.02      2/01/2013       6,000
    3,800       Series 1996C (LOC)                                1.13     11/01/2026       3,800
   15,825       Series 1996E (LOC)                                1.14     11/01/2026      15,825
    2,900       Series 1996F (LOC)                                1.14     11/01/2026       2,900
              State GO,
    5,000       Series 2003C-3 (LOC)                              1.03      5/01/2033       5,000
   10,000       Series 2003C-4 (LOC)                              1.03      5/01/2033      10,000
    3,200     Statewide Communities Development Auth. COP,
                Series 1998 (LOC)                                 1.12      6/01/2013       3,200

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                       COUPON          FINAL
   AMOUNT     SECURITY                                            RATE       MATURITY       VALUE
-------------------------------------------------------------------------------------------------
              Statewide Communities Development Auth. RB,
$  13,000       Series 2002B                                      1.12%    11/01/2030    $ 13,000
    1,500       Series 2003B                                      1.12      8/15/2025       1,500
   18,000     Torrance Hospital RB, Series 1992 (LOC)             1.04      2/01/2022      18,000
    8,045     Vallejo Housing Auth. MFH Mortgage RB,
                Series 1985A (LOC)                                1.07      6/01/2007       8,045
    3,750     Vernon Electric System RB, Series 2003A (LOC)       1.00      4/01/2033       3,750
    4,565     West Hollywood Public Facilities Corp.
                COP (MLO), Series 1998 (LOC)                      1.45      2/01/2025       4,565

              PUERTO RICO (2.1%)
    9,920     Commonwealth Public Improvement Bonds
                of 2000 GO, MERLOT
                Series 2000EE (LIQ)(INS)(a)                       1.05      7/01/2029       9,920
                                                                                         --------
              Total variable-rate demand notes (cost: $358,387)                           358,387
                                                                                         --------
              PUT BONDS (2.8%)

              CALIFORNIA
    7,400     San Diego IDRB, Series 1995A                        1.20      9/01/2020       7,400
    5,500     Statewide Communities Development Auth. RB,
                Series 2001A                                      1.25      8/01/2031       5,500
                                                                                         --------
              Total put bonds (cost: $12,900)                                              12,900
                                                                                         --------
              FIXED-RATE INSTRUMENTS (20.3%)

              CALIFORNIA (15.9%)
    2,090     Educational Facilities Auth. RB,
                Series 2003A (INS)                                4.00      9/01/2004       2,116
   13,750     Los Angeles Wastewater System CP
                Revenue Notes                                     1.05      9/16/2004      13,750
    5,000     Placentia 2003 TRAN                                 1.25      6/30/2004       5,004
    4,735     Poway Redevelopment Agency Tax
                Allocation Bonds, Series 2003A (INS)              2.00      6/15/2004       4,745
   18,700     San Ramon Valley Unified School
                District 2003-04 TRAN                             1.10     11/17/2004      18,700
    1,490     Santa Cruz County Redevelopment Agency
                2003 Tax Allocation Refunding Bonds (INS)         2.00      9/01/2004       1,496

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                       COUPON          FINAL
   AMOUNT     SECURITY                                            RATE       MATURITY       VALUE
-------------------------------------------------------------------------------------------------

$   4,200     Santa Monica-Malibu Unified School
                District 2003-04 TRAN                             1.75%     9/22/2004    $  4,214
    3,450     School Project For Utility Rate
                Reduction 2003 RAN                                1.09     10/08/2004       3,450
    4,535     Southeast Resource Recovery Facility
                Auth. Lease RB (MLO), Series 2003A (INS)          2.00     12/01/2004       4,561
   16,000     Vallejo City Unified School District
                2003-04 TRAN                                      1.75      9/24/2004      16,046

              PUERTO RICO (4.4%)
    3,277     Government Development Bank CP                      0.98      5/20/2004       3,277
    5,000     Government Development Bank CP                      0.99      6/10/2004       5,000
    3,000     Government Development Bank CP                      0.99      6/24/2004       3,000
    4,340     Government Development Bank CP                      0.96      8/11/2004       4,340
    5,000     Government Development Bank CP                      0.97      8/13/2004       5,000
                                                                                         --------
              Total fixed-rate instruments (cost: $94,699)                                 94,699
                                                                                         --------

              TOTAL INVESTMENTS (COST: $465,986)                                         $465,986
                                                                                         ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

                 Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The cost of securities at March 31, 2004, for federal income tax purposes, was $465,986,000.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

ASSETS
  Investments in securities (valued at amortized cost)               $   465,986
  Cash                                                                       565
  Receivables:
     Capital shares sold                                                     534
     Interest                                                                979
                                                                     -----------
          Total assets                                                   468,064
                                                                     -----------
LIABILITIES
  Payables:
     Capital shares redeemed                                               1,607
     Dividends on capital shares                                              12
  Accrued management fees                                                    124
  Other accrued expenses and payables                                         34
                                                                     -----------
          Total liabilities                                                1,777
                                                                     -----------
            Net assets applicable to capital shares outstanding      $   466,287
                                                                     ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                    $   466,282
  Accumulated undistributed net investment income                              8
  Accumulated net realized loss on investments                                (3)
                                                                     -----------
            Net assets applicable to capital shares outstanding      $   466,287
                                                                     ===========
  Capital shares outstanding                                             466,279
                                                                     ===========
  Authorized shares of $.01 par value                                  2,435,000
                                                                     ===========
  Net asset value, redemption price, and offering price per share    $      1.00
                                                                     ===========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME
  Interest income                                     $5,513
                                                      ------
EXPENSES
  Management fees                                      1,508
  Administrative and servicing fees                      482
  Transfer agent's fees                                  186
  Custody and accounting fees                            121
  Postage                                                 26
  Shareholder reporting fees                              34
  Directors' fees                                          7
  Professional fees                                       47
  Other                                                   11
                                                      ------
     Total expenses                                    2,422
  Expenses paid indirectly                                (1)
                                                      ------
     Net expenses                                      2,421
                                                      ------
NET INVESTMENT INCOME                                  3,092
                                                      ------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                        8
                                                      ------
  Increase in net assets resulting from operations    $3,100
                                                      ======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T S
====================------------------------------------------------------------
                     of CHANGES in NET ASSETS
                     (in thousands)

USAA CALIFORNIA MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                   2004        2003
                                                              ---------------------
FROM OPERATIONS
   Net investment income                                      $   3,092   $   5,255

   Net realized gain on investments                                   8           -
                                                              ---------------------
      Increase in net assets resulting from operations            3,100       5,255
                                                              ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (3,092)     (5,255)
                                                              ---------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                    401,787     369,313
   Dividend reinvestments                                         2,927       4,959
   Cost of shares redeemed                                     (421,020)   (379,478)
                                                              ---------------------
      Decrease in net assets from capital share transactions    (16,306)     (5,206)
                                                              ---------------------
   Net decrease in net assets                                   (16,298)     (5,206)

NET ASSETS
   Beginning of period                                          482,585     487,791
                                                              ---------------------
   End of period                                              $ 466,287   $ 482,585
                                                              =====================
Accumulated undistributed net investment income:
   End of period                                              $       8   $       -
                                                              =====================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                  401,787     369,313
   Shares issued for dividends reinvested                         2,927       4,959
   Shares redeemed                                             (421,020)   (379,478)
                                                              ---------------------
      Decrease in shares outstanding                            (16,306)     (5,206)
                                                              =====================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA California Money Market Fund (the Fund). The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the straight-line method. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of March 31, 2004.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended March 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $1,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

         average net assets for the period. For the year ended March 31, 2004, the Fund paid CAPCO facility fees of $2,000. The Fund had no borrowings under either of these agreements during the year ended March 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $3,000, increase accumulated undistributed net investment income by $8,000, and decrease accumulated net realized gain on investments by $11,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended March 31, 2004, and 2003, was as follows:

                                                      2004          2003
                                                   ------------------------
         Tax-exempt income                         $3,092,000    $5,255,000

         As of March 31, 2004, the component of net assets representing distributable earnings on a tax basis was as follows:

         Undistributed net investment income                        $12,000
         Accumulated capital and other losses                        (3,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2004, the Fund had capital loss carryovers of $3,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2005.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the year ended March 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $1,508,000, resulting in an effective management fee of 0.31% of the Fund's average net assets.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $482,000.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $186,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended March 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                      COST TO      NET REALIZED LOSS
        SELLER                   PURCHASER           PURCHASER         TO SELLER
------------------------------------------------------------------------------------
USAA California Money       USAA Short-Term Fund    $15,520,000        $(3,000)
    Market Fund

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA MONEY MARKET FUND
MARCH 31, 2004

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                              YEAR ENDED MARCH 31,
                                                    ------------------------------------------------------------------------
                                                        2004            2003            2002            2001            2000
                                                    ------------------------------------------------------------------------
Net asset value at beginning of period              $   1.00        $   1.00        $   1.00        $   1.00       $    1.00
                                                    ------------------------------------------------------------------------
Income from investment operations:
    Net investment income                                .01             .01             .02             .03             .03
    Net realized and unrealized gain (loss)              .00(b)            -               -              -                -
                                                    ------------------------------------------------------------------------
Total from investment operations                         .01             .01             .02             .03             .03
                                                    ------------------------------------------------------------------------
Less distributions:
    From net investment income                          (.01)           (.01)           (.02)           (.03)           (.03)
                                                    ------------------------------------------------------------------------
Net asset value at end of period                    $   1.00        $   1.00        $   1.00        $   1.00       $    1.00
                                                    ========================================================================
Total return (%)*                                        .64            1.13            2.03            3.32            2.86
Net assets at end of period (000)                   $466,287        $482,585        $487,791        $445,247       $ 425,235
Ratio of expenses to average
    net assets (%)**                                     .50(a)          .50(a)          .48(a)          .42             .41
Ratio of net investment
    income to average net assets (%)**                   .64            1.12            1.98            3.26            2.83

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended March 31, 2004, average net assets were $481,758,000.
(a) Reflects total expenses, excluding any expenses paid indirectly, which did not affect the Fund's expense ratios.
(b) Represents less than $.01 per share.

32

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of March 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS (2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company
                 (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

                 CHRISTOPHER W. CLAUS (2,4)
                 Director, President, and Vice Chairman of the Board of
                   Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

34

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D. (3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

36

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, USAA Shareholder Account Services, FAI, and FPS.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

38

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                                                                              43

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

            DIRECTORS        Robert G. Davis, CHAIRMAN OF THE BOARD
                             Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Michael F. Reimherr
                             Laura T. Starks, Ph.D.
                             Richard A. Zucker

       ADMINISTRATOR,        USAA Investment Management Company
  INVESTMENT ADVISER,        P.O. Box 659453
         UNDERWRITER,        San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT        USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

            CUSTODIAN        State Street Bank and Trust Company
                             P.O. Box 1713
                             Boston, Massachusetts 02105

  INDEPENDENT AUDITOR        Ernst & Young LLP
                             100 West Houston St., Suite 1900
                             San Antonio, Texas 78205

            TELEPHONE        Call toll free - Central time
     ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                             Saturday, 8:30 a.m. to 5 p.m.
                             Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL        1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT        For account servicing, exchanges,
         MUTUAL FUNDS        or redemptions
                             1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL        24-hour service (from any phone)
    FUND PRICE QUOTES        1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND        (from touch-tone phones only)
       USAA TOUCHLINE        For account balance, last transaction, fund
                             prices, or to exchange or redeem fund shares
                             1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS        USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

40861-0504                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal year ended March 31, 2004 and 2003 were $175,500 and $169,100, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2004 or 2003.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Registrant's federal, state and city income tax returns and excise tax calculations for fiscal years ended March 31, 2004 and 2003 were $34,800 and $33,600, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2004 or 2003.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for 2004 and 2003 were $50,300 and $70,600, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2002 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    06-02-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    06-04-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    06-03-04
         ------------------------------


*Print the name and title of each signing officer under his or her signature.